CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 99,225	$ 38,706	$ 10,225
Other comprehensive income (loss):
Change in foreign currency translation adjustment	(147)	(315)	49
Cash Flow Hedge:
Unrealized gain (loss) from cash flow hedges	(1,255)	242	697
Less: reclassification adjustment for net gain (loss) included in net income	948	(167)	(764)
Net change	(307)	75	(67)
Other comprehensive loss	(454)	(240)	(18)
Comprehensive income	$ 98,771	$ 38,466	$ 10,207